Reserve for Life-Contingent Contract Benefits and Contractholder Funds - Variable annuity contracts with guarantees and other (Details) - Variable annuities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Death benefits
Variable annuity contracts with guarantees
Separate account value	$ 260,159	$ 243,833
Net amount at risk	$ 4,081	$ 4,392
Average attained age of contractholders (in years)	71 years	68 years
Liability for guarantees related to income benefits
Variable annuity contracts with guarantees
Separate account value	$ 21,409	$ 18,849
Net amount at risk	1,674	1,750
Withdrawal benefits
Variable annuity contracts with guarantees
Separate account value	13,999	15,173
Net amount at risk	234	421
Accumulation benefits
Variable annuity contracts with guarantees
Separate account value	18,285	24,033
Net amount at risk	$ 117	$ 224
Weighted average waiting period until guarantee date (in years)	2 years	3 years